Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Cash Resources and Other Financial Assets	The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2025 and 2024. The Group’s cash resources and other financial assets are shown below.

	30 June 2025			31 December 2024			30 June 2024
	Current	Non- current	Total	Current	Non- current	Total	Current	Non- current	Total
Cash and cash equivalents
Cash at bank and in hand	3,112	–	3,112	3,241	–	3,241	3,601	–	3,601
Short-term deposits(a)	883	–	883	2,436	–	2,436	981	–	981
Other cash equivalents(b)	349	–	349	459	–	459	388	–	388
	4,344	–	4,344	6,136	–	6,136	4,970	–	4,970
Other financial assets
Financial assets at amortised cost(c)	478	467	945	736	526	1,262	835	560	1,395
Financial assets at fair value through other comprehensive income(d)	–	537	537	–	600	600	61	525	586
Financial assets at fair value through profit or loss:
Derivatives	157	203	360	149	68	217	79	39	118
Other(e)	488	363	851	445	377	822	470	382	852
	1,123	1,570	2,693	1,330	1,571	2,901	1,445	1,506	2,951
Total financial assets(f)	5,467	1,570	7,037	7,466	1,571	9,037	6,415	1,506	7,921
(a) Short-term deposits typically have maturity of up to 3 months.
(b) Other cash equivalents include investments in overnight funds and marketable securities.
(c) Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process, fixed income securities and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €174 million (31 December 2024: €196 million; 30 June 2024: €212 million).
(d) Included within non-current financial assets at fair value through other comprehensive income are equity investments.
(e) Other financial assets at fair value through profit or loss include money market funds, marketable securities, other capital market instruments and investments in financial institutions.
(f) Financial assets exclude trade and other current receivables.

Summary of Fair Values of Financial Assets and Financial Liabilities	The following tables
summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

€ million	Fair value			Carrying amount
	As at 30 June 2025	As at 31 December 2024	As at 30 June 2024	As at 30 June 2025	As at 31 December 2024	As at 30 June 2024
Financial assets
Cash and cash equivalents	4,344	6,136	4,970	4,344	6,136	4,970
Financial assets at amortised cost	945	1,262	1,395	945	1,262	1,395
Financial assets at fair value through other comprehensive income	537	600	586	537	600	586
Financial assets at fair value through profit and loss:
Derivatives	360	217	118	360	217	118
Other	851	822	852	851	822	852
	7,037	9,037	7,921	7,037	9,037	7,921
Financial liabilities
Bank loans and overdrafts	(529)	(521)	(460)	(529)	(521)	(460)
Bonds and other loans	(28,696)	(28,037)	(27,836)	(29,169)	(28,648)	(28,729)
Lease liabilities	(1,524)	(1,486)	(1,358)	(1,524)	(1,486)	(1,358)
Derivatives	(614)	(594)	(537)	(614)	(594)	(537)
Other financial liabilities	(189)	(804)	(570)	(189)	(804)	(570)
	(31,552)	(31,442)	(30,761)	(32,025)	(32,053)	(31,654)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category

€ million	As at 30 June 2025			As at 31 December 2024			As at 30 June 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	10	4	523	10	4	586	70	4	512
Financial assets at fair value through profit or loss:
Derivatives(a)	–	420	–	–	420	–	–	192	–
Other	488	–	363	445	–	377	470	–	382
Liabilities at fair value
Derivatives(b)	–	(672)	–	–	(650)	–	–	(586)	–
Contingent consideration	–	–	(46)	–	–	(1)	–	–	(8)
(a) Includes €60 million (31 December 2024: €203 million; 30 June 2024: €74 million) derivatives, reported within trade receivables, that hedge trading activities.
(b) Includes €(58) million (31 December 2024: €(56) million; 30 June 2024: €(49) million) derivatives, reported within trade creditors, that hedge trading activities.